Financial Instruments and Risk Management (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about financial instruments [abstract]
Schedule of Financial Instrument
The carrying values of each classification of financial instrument as at December 31, 2019 are:

	Amortized Cost	Fair value through profit or loss	Total carrying value
Financial assets
Cash	$7,401	$-	$7,401
Restricted deposits	809	10,640	11,449
Amounts receivable and other assets	738	2,176	2,914
Total financial assets	8,948	12,816	21,764
Financial liabilities
Accounts payable and accruals	4,408	125	4,533
Promissory note	15,501	-	15,501
Lease liabilities	616	-	616
Total financial liabilities	$20,525	$125	$20,650

The carrying values of each classification of financial instrument as at December 31, 2018 are:

	Amortized Cost	Fair value through profit or loss	Total carrying value
Financial assets
Cash	$13,857	$-	$13,857
Restricted deposits	10,286	-	10,286
Amounts receivable	680	1,912	2,592
Total financial assets	24,823	1,912	26,735
Financial liabilities
Accounts payable and accruals	3,642	371	4,013
Convertible debt	56,984	-	56,984
Non-convertible debt	178,483	-	178,483
Total financial liabilities	$239,109	$371	$239,480

Schedule of Interest Rate Risk
The Company was exposed to interest rate risk through the following assets and liabilities:

	December 31, 2019	December 31, 2018
Cash and restricted deposits	$18,850	$24,143
Convertible debt	-	56,984
Non-convertible debt	-	178,483
Promissory Note	$15,501	$-